Other liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other liabilities

26. Other liabilities

	2023	2022
Sundry creditors	158,169	122,767
Customer prepayments - credit card transactions	219,426	80,798
Credit card ECL allowance (note 13)	22,066	17,566
Insurances	14,798	5,182
Intermediation of securities	12,835	28,340
Clients transfers - PIX (i)	-	305,508
Other liabilities	105,037	75,839
Total	532,331	636,000

(i)	Clients transfers - PIX corresponds to unsettled PIX transactions on non-business days.